UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 21435

General Electric RSP Income Fund

(Exact name of registrant as specified in charter)

1600 Summer Street, Stamford, Connecticut 06905

(Address of principal executive offices) (Zip code)

GE Asset Management, Inc., 1600 Summer Street, Stamford, Connecticut 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2013 – 06/30/2014

Item 1.	Proxy Voting Record

============================ (ZQ36) RSP Income Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): General Electric RSP Income Fund

By (Signature and Title):	/s/ Dmitri L. Stockton
Dmitri L. Stockton,
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

By (Signature and Title):	/s/ Arthur A. Jensen
Arthur A. Jensen,
Treasurer, GE RSP Funds

Date: August 26, 2014